Supplemental Cash Flows Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 21, 2012
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	$ 349,000	$ 443,000	$ 469,000
Cash paid for income taxes	527,000	527,000	543,000
Non cash items:
Issuance of promissory note as part of business combination	69,771,000			69,800,000
Increase in accrued expenses and APIC through business combination	1,662,000
Increase in APIC for transaction costs	2,490,000
Warrants recorded as a liability as part of business combination	15,150,000
Reclassification of warrant liability to equity	1,568,000
Increase in fixed assets through accounts payable	$ 1,516,000	$ 100,000